Immaterial Restatement of Prior Period Financial Statements - Schedule of Corrected Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Natural gas and other properties, successful efforts method	$ 33,979,014	$ 22,480,830
Total Non-current assets	51,864,980	26,906,183
Total Assets	83,086,591	33,692,933
Current Liabilities:
Contingent consideration liability, short-term
Total Current Liabilities	2,368,073	1,752,272
Non-current Liabilities:
Contingent consideration liability, long-term		26,482,042
Total Non-current Liabilities	30,949,677	30,725,362
Members’ Equity:
Accumulated other comprehensive loss	(5,803,378)	(4,859,933)
Accumulated deficit	(191,047,953)	(146,389,367)
Members Equity (Deficit)		(151,249,300)
Total Liabilities, Temporary Equity, and Members’ Equity	$ 83,086,591	33,692,933
Previously Reported [Member]
ASSETS
Natural gas and other properties, successful efforts method		21,531,101
Total Non-current assets		25,956,454
Total Assets		32,743,204
Current Liabilities:
Contingent consideration liability, short-term		14,888,021
Total Current Liabilities		16,640,293
Non-current Liabilities:
Contingent consideration liability, long-term		11,594,021
Total Non-current Liabilities		15,837,341
Members’ Equity:
Accumulated other comprehensive loss		(4,943,143)
Accumulated deficit		(147,255,886)
Members Equity (Deficit)		(152,199,029)
Total Liabilities, Temporary Equity, and Members’ Equity		32,743,204
Correction [Member]
ASSETS
Natural gas and other properties, successful efforts method		949,729
Total Non-current assets		949,729
Total Assets		949,729
Current Liabilities:
Contingent consideration liability, short-term		(14,888,021)
Total Current Liabilities		(14,888,021)
Non-current Liabilities:
Contingent consideration liability, long-term		14,888,021
Total Non-current Liabilities		14,888,021
Members’ Equity:
Accumulated other comprehensive loss		83,210
Accumulated deficit		866,519
Members Equity (Deficit)		949,729
Total Liabilities, Temporary Equity, and Members’ Equity		$ 949,729